THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

Supplement dated June 12, 2014 to

PROSPECTUSES DATED May 1, 2014

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

SUPPLEMENT TO THE PROSPECTUSES

VARIABLE LIFE

VARIABLE COMPLIFE®

VARIABLE EXECUTIVE LIFE

VARIABLE JOINT LIFE

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

SUPPLEMENT TO THE PROSPECTUSES

CUSTOM VARIABLE UNIVERSAL LIFE

EXECUTIVE VARIABLE UNIVERSAL LIFE

SURVIVORSHIP VARIABLE UNIVERSAL LIFE

This Supplement revises certain information with regard to the Russell Investment Funds LifePoints® Variable Target Portfolio Series Funds contained in the Prospectuses referred above dated May 1, 2014. The section is revised as follows, effective August 1, 2014, to read:

LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	Current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average long term capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long term capital appreciation, and as a secondary objective, current income

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated June 12, 2014.